Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Share-Based Compensation

20. Share-Based Compensation

Share incentive plan

From 2010 to 2015, the Group granted 24,731,467 share options, in aggregate, under the Share Incentive Plan. As of December 31, 2019, all the options had been vested and the relating share compensation expense had been recognized in the consolidated statements of operations.

No share options were granted during the years ended December 31, 2020, 2021 and 2022.

Share options

A summary of option activities during the year ended December 31, 2022 is presented below:

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2022	1,912,709	0.4	2.7	55,641	2.14
Forfeited	—	—	—	—	—
Exercised	(25,239)	—	—	—	1.38
Outstanding, as of December 31, 2022	1,887,470	0.5	1.7	22,098	2.15
Vested and expected to vest as of December 31, 2022	1,887,470	0.5	1.7	22,098	2.15
Exercisable as of December 31, 2022	1,887,470	0.5	1.7	22,098	2.15

The aggregate intrinsic value of options exercised during the year ended December 31, 2022 was RMB22,098.

Restricted share units

Under the 2015 Plan, the Group granted 3,507,087 restricted share units to certain employees and senior management in 2021, which vest immediately or over 1 to 4 years. On November 1, 2022, the Group adopted our 2022 Plan, the 2015 Plan was terminated and replaced by the 2022 Plan, the Group granted 7,099,416 restricted share units to certain employees and senior management in 2022, which vest immediately, or over a period from 3 months to 4 years. A summary of the restricted share units activities under the 2015 Plan during the year ended December 31, 2022 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of December 31, 2021	4,313,114	68.51

Granted	7,099,416	15.08
Vested	(4,477,852)	37.76
Forfeited	(339,101)	72.15
Outstanding and unvested, as of December 31, 2022	6,595,577	31.68

The fair value of restricted share units granted was determined based on the fair value of the Company’s ordinary shares on the grant date.

As of December 31, 2021, there was RMB132,562 unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 2.63 years.

The Group recorded compensation expenses of RMB108,440, RMB196,547 and RMB142,381 for both share options and restricted share units for the years ended December 31, 2020, 2021 and 2022, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fulfillment	8,497	16,845	13,730
Sales and marketing	38,631	89,275	57,548
Technology and content	16,711	38,001	22,512
General and administrative	44,601	52,426	48,591

	108,440	196,547	142,381